CONVERTIBLE NOTES PAYABLE (Tables)	9 Months Ended
Dec. 31, 2012
Convertible Note Payable [Abstract]
Convertible Notes Payable

Convertible notes payable consists of the following as of December 31, 2012 and March 31, 2012:

	December 31, 2012 (Unaudited)	March 31, 2012
Subordinated unsecured convertible notes payable, interest at 6% per annum payable quarterly (a)	$250,000	$250,000
Subordinated unsecured convertible notes payable, interest at 6% per annum payable semi-annually (b)	625,000	200,000
Convertible notes payable (c)	500,000	-
Total convertible notes	1,375,000	450,000

Less: note discount	(586,458)	(172,456)
Convertible notes payable, net of note discount	$788,542	$277,524